Equity (Tables)	12 Months Ended
Dec. 31, 2020
Equity
Schedule of balance of additional paid-in capital

Balance of additional paid-in capital as of December 31, 2019 and 2020 were as follows:

	December 31,	December 31,
	2019	2020
	(in thousands)
From ordinary shares	$93,341	93,341
From treasury shares	5,025	6,422
From share-based compensation	6,634	7,389
From share of changes in equities of associates	150	141
	$105,150	107,293

Schedule of changes in accumulated other comprehensive income, net of tax

Changes in accumulated other comprehensive income, net of tax, are as follows:

		Unrealized	Defined	Accumulated
	Foreign	gains	benefit	other
	currency	(losses) on	pension	comprehensive
	translation	securities	plans	income
	(in thousands)
Beginning balance, January 1, 2018	$583	(37)	(992)	(446)
Exchange differences arising on translation of foreign operations	(334)	-	-	(334)
Changes in fair value of financial assets	-	(869)	-	(869)
Remeasurement of defined benefit pension plans	-	-	1,100	1,100
Ending balance, December 31, 2018	249	(906)	108	(549)
Exchange differences arising on translation of foreign operations	(545)	-	-	(545)
Changes in fair value of financial assets	-	(30)	-	(30)
Remeasurement of defined benefit pension plans	-	-	172	172
Ending balance, December 31, 2019	(296)	(936)	280	(952)
Exchange differences arising on translation of foreign operations	512	-	-	512
Changes in fair value of financial assets	-	67	-	67
Remeasurement of defined benefit pension plans	-	-	(175)	(175)
Ending balance, December 31, 2020	$216	(869)	105	(548)

Schedule of noncontrolling interest

(e)Noncontrolling interest

	Year ended December 31,
	2018	2019	2020
	(in thousands)
Balance at the beginning of year	$(1,735)	(4,261)	(1,743)
Equity attributable to non-controlling interests
Loss for the year	(2,543)	(2,570)	(1,974)
Transfer of financial liability to noncontrolling interests	-	5,071	-
Changes in fair value of financial assets	(26)	(5)	(2)
Remeasurement of defined benefit pension plans	33	17	(1)
Share-based compensation expenses	22	5	8
New shares issued by subsidiaries	(10)	-	8,695
Exchange differences arising on translation of foreign operations	(2)	-	44
Declaration of cash dividends	-	-	(4)
Balance at the end of year	$(4,261)	(1,743)	5,023